INCOME TAX	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”) which uses a tax rate of 25%.

Nanjing Recon was approved as a government-certified high –technology company and is subject to a reduced income tax rate of 15% through November 30, 2019.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high technology company and is subject to a reduced income tax rate of 15% through November 25, 2018.

Loss before provision for income taxes consisted of:

	June 30, 2015	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	RMB	U.S. Dollars
Outside areas	¥(8,872,589)	¥(14,257,066)	¥(28,079,918)	$(4,143,156)
China	(25,135,874)	(26,079,666)	(2,815,983)	(415,496)
Total	¥(34,008,463)	¥(40,336,732)	¥(30,895,901)	$(4,558,652)

Deferred tax asset is comprised of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥1,958,120	¥925,907	$136,617
Net operating loss carryforwards	1,790,615	3,425,411	505,415
Less: Valuation allowance	(3,748,735)	(4,351,318)	(642,032)
Total deferred income tax assets	¥-	¥-	$-

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Income tax calculated at statutory rates	¥(6,108,744)	¥(6,230,384)	¥(580,551)	$(85,660)
Nondeductible expenses (non-taxable income)	5,335,231	1,774,956	93,709	13,827
Benefit of favorable rate for high-technology companies	385,650	2,492,154	232,221	34,264
Benefit of revenue exempted from enterprise income tax	(190,614)	(43,363)	(19,919)	(2,939)
Change in valuation allowances	137,683	3,748,735	602,583	88,910
Over-accrued tax of prior years	(2,111,281)	(1,196,253)	(20,143)	(2,972)
Provision (benefit) for income tax	¥(2,552,075)	¥545,845	¥307,900	$45,430

The Company’s tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥(2,019,938)	¥-	¥307,900	$45,430
Adjust over accrued tax of prior years	-	(1,196,253)	-
Deferred income taxes provision (benefit)	(532,137)	1,742,098	-	-
Expense (benefit) for income tax	¥(2,552,075)	¥545,845	¥307,900	$45,430